Related Party Transactions - Schedule of Amounts Due from Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due from related parties			$ 2,172,638
Guardforce TH Group Company Limited [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1]		1,804
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[2],[3]		2,160,000
CSF Mingda Technology Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1]		$ 10,834

[1]	Amounts due from these related parties represent business advances for operational purposes. On May 25, 2023 and December 27, 2023, the Company, Mr. Tu and these related parties agreed to offset certain receivable and payable balances. Since June 30, 2024, these companies are no longer considered to be the related parties.
[2]

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%) at $2.00 per share. During the year ended December 31, 2022, the Company fully paid the purchase considerations. Cash amount of $2,160,000 was paid and 9,720,000 restricted ordinary shares of the Company were issued. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares. The restricted ordinary shares issued were valued at $0.50 per share, as a result of the 2023 share consolidation, the value became $20 per share, based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei was agreed to be refunded and the shares issued to Shenzhen Kewei were agreed to be returned within 90 days of the signing of the termination agreement. On February 13, 2023, after the 2023 share consolidation, 243,000 restricted ordinary shares amounting to $4,860,000 were returned to and cancelled by the Company.

[3]	For the year ended December 31, 2024, the Company and these related parties agreed to offset all the receivable balances according to the settlement agreement dated March 22, 2024 with Mr. Tu. Since June 30, 2024, these companies are no longer considered to be the related parties.